Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Accounts Receivable [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	¥ 31,487,335	¥ 26,906,994
Less: allowance for credit losses	(1,978,793)
Accounts receivable, net	¥ 29,508,542	¥ 26,906,994